Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives - Spectrum Global Solutions, Inc. [Member]	12 Months Ended
Dec. 31, 2020
Leasehold improvements [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years
Office equipment and furniture [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years
Minimum [Member] | Automotive [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	3 years
Minimum [Member] | Computer equipment and software [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	3 years
Maximum [Member] | Automotive [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	5 years
Maximum [Member] | Computer equipment and software [Member]
Significant Accounting Policies (Details) - Schedule of property and equipment estimated useful lives [Line Items]
Property and equipment, useful lives	7 years